Income Tax (Credit) / Expense (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Components of Income Tax Benefits/(Expenses)
Hong Kong profits tax has been provided at the rate of 16.5% (2021: 16.5%; 2020: 16.5%) on the estimated assessable profits arising in Hong Kong
.
Overseas tax is calculated at rates of tax applicable in
c
ountries in which the Group is assessable for tax:

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$
Current tax:
Hong Kong profits tax
Charge for the year	96,708,600	104,423,916	101,232,315
Overprovision in prior year	(143,606)	—	—
The People’s Republic of China withholding tax
Charge for the year	8,807,816	4,871,121	5,021,351
Other jurisdictions
Charge for the year	—	—	626,778
Deferred tax	(242,913,577)	—	(1,896,006)

	(137,540,767)	109,295,037	104,984,438

Reconciliation of income tax expenses and profit before tax at statutory tax rate
A
reconciliation of tax (credit)/expense and profit before tax at the statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$

Profit before tax	1,001,420,217	1,331,176,555	1,361,698,473

Tax at statutory tax rate of 16.5%	165,234,336	219,644,132	224,680,248
Tax effect of foreign tax jurisdictions	—	—	264,583
Tax effect of two-tiered profit s tax rate	(165,000)	(165,000)	(165,000)
Tax effect of non-taxable income	(79,190,106)	(95,836,917)	(122,208,901)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	—	(20,747,569)	(20,290,239)
Tax effect of non-deductible expenses	10,887,971	1,566,657	17,740,105
Tax effect of unrecognized temporary difference	(25,011)	(4,075)	(2,839)
Tax effect of deferred tax liability reversed	(242,913,577)	—	—
Overprovision in prior year	(143,606)	—	—
Utilization of tax losses previously not recognized	(33,590)	(33,312)	(54,870)
Withholding tax on the dividend income	8,807,816	4,871,121	5,021,351

Income tax (credit)/expense	(137,540,767)	109,295,037	104,984,438